SHARE CAPITAL - Black-Scholes Option Pricing Model (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2019 CAD ($)	Jun. 30, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of options (years)	2.75		3.00
Expected annualized volatility		80.00%
Weighted average Black-Scholes value of each option	$ 2.50	$ 2.74
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free interest rate	1.39%	1.73%
Expected life of options (years)			3.00
Expected annualized volatility	101.21%
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free interest rate	1.85%	2.11%